BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
118,498	iShares 7-10 Year Treasury Bond ETF	$ 11,301,154
152,806	iShares Broad USD High Yield Corporate Bond ETF(a)	5,624,789
118,017	SPDR Bloomberg High Yield Bond ETF(a)	11,247,020
746,817	Xtrackers USD High Yield Corporate Bond ETF	26,997,435
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,144,521)	55,170,398

	SHORT-TERM INVESTMENTS — 21.2%
	COLLATERAL FOR SECURITIES LOANED - 20.3%
11,286,974	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29% (Cost $11,286,974) (b) (c)	11,286,974

	MONEY MARKET FUND - 0.9%
497,102	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $497,102) (c)	497,102

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,784,076)	11,784,076

	TOTAL INVESTMENTS - 120.5% (Cost $64,928,597)	$ 66,954,474
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.5)%	(11,368,055)
	NET ASSETS - 100.0%	$ 55,586,419

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $11,060,841.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $11,286,974 at March 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.